Derivative Instruments (Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives in Cash Flow Hedging, (Loss) Gain Recognized in Accumulated OCI on Derivative (Effective Portion)	$ 11,933	$ (18,813)	$ 20,487
Derivatives in Cash Flow Hedging, Loss (Gain) Reclassified from Accumulated OCI into Income (Effective Portion)	59	11,242	(14,209)
Derivatives in Cash Flow Hedging, Loss Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)	(101)	0	(2,650)
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Income (loss) adjustment to foreign exchange	7,532	(6,997)	13,595
Gain (loss) adjustment to net interest expense	(9,497)	(2,938)	(1,692)
Forward Contracts [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives in Cash Flow Hedging, (Loss) Gain Recognized in Accumulated OCI on Derivative (Effective Portion)	(1,344)	(1,861)	1,903
Derivatives in Cash Flow Hedging, Loss (Gain) Reclassified from Accumulated OCI into Income (Effective Portion)	1,236	1,307	(2,306)
Derivatives in Cash Flow Hedging, Loss Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)	0	0	0
Cross-Currency Interest Rate Swaps [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives in Cash Flow Hedging, (Loss) Gain Recognized in Accumulated OCI on Derivative (Effective Portion)	5,828	(16,952)	18,584
Derivatives in Cash Flow Hedging, Loss (Gain) Reclassified from Accumulated OCI into Income (Effective Portion)	1,965	9,935	(11,903)
Derivatives in Cash Flow Hedging, Loss Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)	0	0	(2,650)
Call Spread [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives in Cash Flow Hedging, (Loss) Gain Recognized in Accumulated OCI on Derivative (Effective Portion)	21,047	0	0
Derivatives in Cash Flow Hedging, Loss (Gain) Reclassified from Accumulated OCI into Income (Effective Portion)	2,791	0	0
Derivatives in Cash Flow Hedging, Loss Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)	0	0	0
Coupon-only Swap [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives in Cash Flow Hedging, (Loss) Gain Recognized in Accumulated OCI on Derivative (Effective Portion)	(13,598)	0	0
Derivatives in Cash Flow Hedging, Loss (Gain) Reclassified from Accumulated OCI into Income (Effective Portion)	(5,933)	0	0
Derivatives in Cash Flow Hedging, Loss Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)	$ (101)	$ 0	$ 0